CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	10.9	12.1	16.6	12.2
Restricted cash			0.7	3.7
Accounts receivable	110.9	116.5	114.0	140.8
Inventories	155.5	140.2	125.0	131.5
Prepaids and other	4.6	4.5	8.9	13.0
Assets held for sale	1.5	5.7	34.3	56.2
Assets, Current	283.4	279.0	299.5	357.4
Property, plant and equipment	379.3	412.2	611.6	614.1
Goodwill			56.7	56.7
Advances to related companies	0	0	0	0
Investments, net of equity loss in related companies	0	0	0	0
Other assets	6.0	8.9	11.0	11.9
Assets	668.7	700.1	978.8	1,040.1
Current liabilities
Accounts payable and accrued liabilities	137.3	119.7	113.8	97.5
Current portion of long-term debt	3.0	2.0	6.6	6.7
Liabilities associated with assets held for sale	1.5	5.7	15.2	14.8
Liabilities, Current	140.3	121.7	135.6	119.0
Long-term debt	326.1	301.8	422.0	458.9
Advances from related companies	0	0	0	0
Employee future benefits	282.4	254.9	289.7	300.4
Other long-term obligations	15.5	8.8	8.9	9.0
Deferred income taxes				0
Deferred credits			0
Liabilities	764.3	687.2	856.2	887.3
Shareholders’ equity (deficiency)
Common stock	144.9	144.9	144.9	144.9
Additional paid-in capital			0
Retained earnings (deficit)	(235.1)	(162.8)	(35.2)	0
Accumulated other comprehensive income (loss)	(5.4)	30.8	6.6	0
Predecessor equity	0	0	0	0
Stockholders' Equity Attributable to Parent	(95.6)	12.9	116.3	144.9
Non-controlling interest (deficit)			6.3	7.9
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(95.6)	12.9	122.6	152.8
Liabilities and Equity	668.7	700.1	978.8	1,040.1
Catalyst Paper Corporation [Member]
Current assets
Cash and cash equivalents	0.7	1.3	0.8	0.3
Restricted cash			0.7	3.6
Accounts receivable	0.5	0.9	2.3	1.9
Inventories	0	0	0	0
Prepaids and other	3.3	0.6	0.7	0.3
Assets held for sale	0	0	0	0
Assets, Current	4.5	2.8	4.5	6.1
Property, plant and equipment	297.6	326.9	387.1	390.5
Goodwill			56.7	56.7
Advances to related companies	226.0	226.9	234.2	239.7
Investments, net of equity loss in related companies	167.9	152.9	93.7	89.2
Other assets	5.0	0	24.3	25.1
Assets	701.0	709.5	800.5	807.3
Current liabilities
Accounts payable and accrued liabilities	15.4	15.7	27.9	15.7
Current portion of long-term debt	2.8	2.0	6.5	6.6
Liabilities associated with assets held for sale			0	0
Liabilities, Current	18.2	17.7	34.4	22.3
Long-term debt	325.0	301.8	308.2	345.1
Advances from related companies	435.2	359.6	320.4	271.3
Employee future benefits	14.9	12.6	9.7	10.4
Other long-term obligations	3.3	4.9	5.2	5.4
Deferred income taxes				0
Deferred credits			0
Liabilities	796.6	696.6	677.9	654.5
Shareholders’ equity (deficiency)
Common stock	144.9	144.9	144.9	144.9
Additional paid-in capital			0
Retained earnings (deficit)	(235.1)	(162.8)	(35.2)	0
Accumulated other comprehensive income (loss)	(5.4)	30.8	6.6	0
Predecessor equity	0	0	0	0
Stockholders' Equity Attributable to Parent	(95.6)	12.9	116.3	144.9
Non-controlling interest (deficit)			6.3	7.9
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			122.6	152.8
Liabilities and Equity	701.0	709.5	800.5	807.3
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	10.0	10.6	8.9	4.8
Restricted cash			0	0.1
Accounts receivable	110.4	115.6	111.0	138.8
Inventories	155.5	140.2	125.0	131.5
Prepaids and other	1.3	3.9	7.5	12.3
Assets held for sale	1.5	5.7	34.3	56.2
Assets, Current	278.7	276.0	286.7	343.7
Property, plant and equipment	81.7	83.7	76.0	76.2
Goodwill			0	0
Advances to related companies	434.3	359.1	348.2	295.9
Investments, net of equity loss in related companies	0	0	0	0
Other assets	1.0	8.9	9.7	10.8
Assets	795.7	727.7	720.6	726.6
Current liabilities
Accounts payable and accrued liabilities	121.7	103.8	76.0	75.6
Current portion of long-term debt	0.2	0	0.1	0.1
Liabilities associated with assets held for sale			15.2	14.9
Liabilities, Current	121.9	103.8	91.3	90.6
Long-term debt	1.1	0	0	0
Advances from related companies	224.9	224.5	236.6	242.7
Employee future benefits	267.5	242.3	280.0	290.0
Other long-term obligations	12.2	3.9	3.7	3.6
Deferred income taxes				0
Deferred credits			0
Liabilities	627.6	574.5	611.6	626.9
Shareholders’ equity (deficiency)
Common stock	0	0	0	0
Additional paid-in capital			0
Retained earnings (deficit)	86.9	40.3	3.5	0
Accumulated other comprehensive income (loss)	(18.5)	13.2	5.8	0
Predecessor equity	99.7	99.7	99.7	99.7
Stockholders' Equity Attributable to Parent	168.1	153.2	109.0	99.7
Non-controlling interest (deficit)			0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			109.0	99.7
Liabilities and Equity	795.7	727.7	720.6	726.6
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	0.2	0.2	6.9	7.1
Restricted cash			0	0
Accounts receivable	0	0	0.7	0.1
Inventories	0	0	0	0
Prepaids and other	0	0	0.7	0.4
Assets held for sale	0	0	0	0
Assets, Current	0.2	0.2	8.3	7.6
Property, plant and equipment	0	1.6	148.5	147.4
Goodwill			0	0
Advances to related companies	0.9	(1.4)	(0.8)	1.0
Investments, net of equity loss in related companies	0	0	0	0
Other assets	0	0	0.6	0.6
Assets	1.1	0.4	156.6	156.6
Current liabilities
Accounts payable and accrued liabilities	0.2	0.2	9.9	6.2
Current portion of long-term debt	0	0	0	0
Liabilities associated with assets held for sale			0	(0.1)
Liabilities, Current	0.2	0.2	9.9	6.1
Long-term debt	0	0	113.8	113.8
Advances from related companies	1.1	0.5	24.6	22.6
Employee future benefits	0	0	0	0
Other long-term obligations	0	0	0	0
Deferred income taxes				24.6
Deferred credits			23.6
Liabilities	1.3	0.7	171.9	167.1
Shareholders’ equity (deficiency)
Common stock	0	0	0	0
Additional paid-in capital			0
Retained earnings (deficit)	10.3	10.2	(4.8)	0
Accumulated other comprehensive income (loss)	0	0	0	0
Predecessor equity	(10.5)	(10.5)	(10.5)	(10.5)
Stockholders' Equity Attributable to Parent	(0.2)	(0.3)	(15.3)	(10.5)
Non-controlling interest (deficit)			0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			(15.3)	(10.5)
Liabilities and Equity	1.1	0.4	156.6	156.6
Consolidation, Eliminations [Member]
Current assets
Cash and cash equivalents	0	0	0	0
Restricted cash			0	0
Accounts receivable	0	0	0	0
Inventories	0	0	0	0
Prepaids and other	0	0	0	0
Assets held for sale	0	0	0	0
Assets, Current	0	0	0	0
Property, plant and equipment	0	0	0	0
Goodwill			0	0
Advances to related companies	(661.2)	(584.6)	(581.6)	(536.6)
Investments, net of equity loss in related companies	(167.9)	(152.9)	(93.7)	(89.2)
Other assets	0	0	(23.6)	(24.6)
Assets	(829.1)	(737.5)	(698.9)	(650.4)
Current liabilities
Accounts payable and accrued liabilities	0	0	0	0
Current portion of long-term debt	0	0	0	0
Liabilities associated with assets held for sale			0	0
Liabilities, Current	0	0	0	0
Long-term debt	0	0	0	0
Advances from related companies	(661.2)	(584.6)	(581.6)	(536.6)
Employee future benefits	0	0	0	0
Other long-term obligations	0	0	0	0
Deferred income taxes				(24.6)
Deferred credits			(23.6)
Liabilities	(661.2)	(584.6)	(605.2)	(561.2)
Shareholders’ equity (deficiency)
Common stock	0	0	0	0
Additional paid-in capital			0
Retained earnings (deficit)	(97.2)	(50.5)	1.3	0
Accumulated other comprehensive income (loss)	18.5	(13.2)	(5.8)	0
Predecessor equity	(89.2)	(89.2)	(89.2)	(89.2)
Stockholders' Equity Attributable to Parent	(167.9)	(152.9)	(93.7)	(89.2)
Non-controlling interest (deficit)			0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			(93.7)	(89.2)
Liabilities and Equity	(829.1)	(737.5)	(698.9)	(650.4)
Predecessor [Member]
Current assets
Cash and cash equivalents					25.1	95.4
Restricted cash					0	0
Accounts receivable					134.9	120.6
Inventories					146.9	139.9
Prepaids and other					20.0	27.7
Assets held for sale					0	0
Assets, Current					326.9	383.6
Property, plant and equipment					386.3	1,285.6
Goodwill					0	0
Other assets					24.4	27.0
Assets				1,040.1	737.6	1,696.2
Current liabilities
Accounts payable and accrued liabilities					174.5	171.6
Current portion of long-term debt					466.8	27.0
Liabilities associated with assets held for sale					0	0
Liabilities, Current					641.3	198.6
Long-term debt					375.5	783.9
Employee future benefits					305.7	269.1
Other long-term obligations					19.2	20.2
Deferred income taxes/deferred credits					13.2	21.0
Liabilities					1,354.9	1,292.8
Shareholders’ equity (deficiency)
Common stock					1,035.2	1,035.0
Additional paid-in capital					16.6	16.6
Retained earnings (deficit)					(1,556.0)	(582.0)
Accumulated other comprehensive income (loss)					(89.4)	(46.1)
Stockholders' Equity Attributable to Parent					(593.6)	423.5
Non-controlling interest (deficit)					(23.7)	(20.1)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest					(617.3)	403.4
Liabilities and Equity					737.6	1,696.2